Stock-Based Compensation (Fair Value Assumptions) (Details) (USD $)	12 Months Ended
	Jan. 01, 2013	Jan. 03, 2012	Dec. 28, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest	0.40%	1.10%	1.90%
Expected life (years)	3 years 4 months 24 days	3 years 8 months 12 days	4 years 6 months
Expected dividend yield	0.00%	0.00%	0.00%
Volatility	32.70%	26.20%	29.50%
Weighted-average Black-Scholes fair value per share at date of grant	$ 2.84	$ 1.89	$ 1.72